Note 14 - US Warrants	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure representing warrants [text block]
14.	US Warrants

2026 Warrants

On April 3 and April 14, 2025, the Company issued 3,125,000 (“2026 Warrants”) to subscribers in a non-brokered private placement (Note 16). The warrant exercise price is denominated in US dollars, a currency different than the Company’s functional currency. Therefore, the warrants were classified as a financial liability in the consolidated statements of financial position. The fair value of the warrants was estimated using the Black Scholes Option Pricing Model using the following main inputs: volatility of 85% on issuance date, 61.79% - 121.59% on exercise dates, and  125.0% - 127.6% on December 31, 2025, share price of $1.38 - $1.50 on issuance date, $1.37 - $6.55 on exercise dates, and $1.11 on December 31, 2025 and risk free rate of 2.40% - 2.58% on issuance date, 2.38% - 2.48% on exercise date, and 2.55% December 31, 2025 respectively.

The table below presents changes in 2026 Warrants during the year ended December 31, 2025:

	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued	3,125,000	1,150
Changes in fair value	-	8,112
Exercised	(2,481,786)	(9,066)
Balance at December 31, 2025	643,214	196

The changes in fair value amounting to $8,112 was included in changes in fair value of US warrants in the consolidated statement of loss and other comprehensive loss.

Pre-Funded Warrants

The table below presents changes in Pre-Funded Warrants during the year ended December 31, 2025:

	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued	31,735,657	73,309
Changes in fair value		(36,698)
Exercised	(5,330,000)	(7,302)
Balance at December 31, 2025	26,405,657	29,309

The changes in fair value amounting to $(36,698) was included in changes in fair value of US warrants in the consolidated statement of loss and other comprehensive loss.

New Equity Offering Warrants

The table below presents changes in New Equity Offering Warrants during the year ended December 31, 2025:

	Number of warrants	Fair value $
Balance at December 31, 2024	-	-
Issued in Equity Exchange	55,041,712	79,562
Issued in New Equity Offering	46,000,000	18,597
Change in fair value	-	(46,006)
Balance at December 31, 2025	101,041,712	52,153

The changes in fair value amounting to $(46,006) was included in changes in fair value of US warrants in the consolidated statement of loss and other comprehensive loss.

2028 Warrants

The table below presents changes in 2028 Warrants during the year ended December 31, 2025:

On October 22, 2025, the Company cancelled the previously issued 2028 Warrants as part of the Exchange Agreement transaction.

	Number of warrants	Fair value $
Balance at December 31, 2024	2,699,014	1,582
Changes in fair value	-	182
Cancelled	(2,699,014)	(1,764)
Balance at December 31, 2025	-	-

The changes in fair value  amounting to $182 was included in changes in fair value of US warrants in the consolidated statement of loss and other comprehensive loss.